11. Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Parties	Advances from related parties consist of the following at:
	September 30, 2015	December 31, 2014
Advances from CFO (former CEO)	$106,372	$142,203
Advances from Shareholder	–	15,000
	$106,372	$157,203

Advances from related parties consist of the following at December 31:

	2014	2013
Advances from our CEO	$142,203	$144,074
Advances from Shareholder	15,000	15,000
	$157,203	$159,074

Also see Note 7 for additional information regarding related parties transactions.